Summary of Status of Equity Incentive Plan (Detail)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	23,055	23,055
Options Outstanding, Exercised | shares	(925)
Options Outstanding, Forfeited | shares	(10,170)
Options Outstanding, Ending balance | shares	11,960	23,055
Weighted Average Exercise Price, Beginning balance	$ 113.01	$ 113.01
Weighted Average Exercise Price, Exercised	87
Weighted Average Exercise Price, Forfeitures	145.97
Weighted Average Exercise Price, Ending balance	$ 87	$ 113.01
Options exercisable | shares	11,960	23,055	23,055
Canadian Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	$ 145.97	$ 145.97
Range of Exercise Prices, Exercised	87
Range of Exercise Prices, Forfeitures	145.97
Range of Exercise Prices, Ending balance	87	145.97
Canadian Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	87	87
Range of Exercise Prices, Exercised	87
Range of Exercise Prices, Forfeitures	145.97
Range of Exercise Prices, Ending balance	$ 87	$ 87
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	128,398	141,748
Options Outstanding, Granted | shares	0	0
Options Outstanding, Exercised | shares	(6,485)
Options Outstanding, Forfeited | shares	(61,861)	(13,350)
Options Outstanding, Ending balance | shares	60,052	128,398
Weighted Average Exercise Price, Beginning balance	$ 85.8	$ 84.84
Weighted Average Exercise Price, Exercised	68.8
Weighted Average Exercise Price, Forfeitures	106.37	75.66
Weighted Average Exercise Price, Ending balance	$ 66.44	$ 85.8
Options exercisable | shares	60,052	128,398	141,748
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	$ 111.47	$ 111.47
Range of Exercise Prices, Exercised	68.8
Range of Exercise Prices, Forfeitures	111.47	100.4
Range of Exercise Prices, Ending balance	72.46	111.47
U.S. Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	51.2	51.2
Range of Exercise Prices, Exercised	68.8
Range of Exercise Prices, Forfeitures	68.8	64.2
Range of Exercise Prices, Ending balance	$ 51.2	$ 51.2